Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events
Subsequent Events

18.Subsequent Events

In July 2026, the Company declared a dividend of $0.90 per share of common stock payable on July 30, 2026, to holders of record on July 21, 2026.

In July 2026, the Company took delivery of the 8,258 TEU under-construction container vessel with Hull No. YZJ2023-1556, named Santorini Express, which commenced a long-term charter upon delivery.

In July 2026, the Company drew down $57.75 million under the Syndicated $850.0 mil. Facility in connection with the delivery of the newbuilding vessel Santorini Express.

In July 2026, the Company entered into an Amended and Restated Management Agreement with the Manager and an Amended and Restated Commercial Agency Agreement with Danaos Chartering, in each case reflecting the extension of the term from December 31, 2026 to December 31, 2027, with no change in the services provided and fees payable thereunder, as well as an Amended and Restated Restrictive Covenant Agreement with the Company’s CEO and DIL, as Trustee of the 883 Trust, to reflect the entry into the related amended and restated management agreement and commercial agency agreement.